Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Number of reportable segments	1
Deferred costs and other assets
Deferred financing and lease costs, net	$ 334,337	$ 308,380
In-place lease intangibles, net	358,141	200,098
Acquired above market lease intangibles, net	128,893	75,950
Marketable securities of our captive insurance companies	119,424	100,721
Goodwill	20,098	20,098
Other marketable and non-marketable securities	150,264	421,529
Loans held for investment		162,832
Prepaids, notes receivable and other assets, net	459,577	343,936
Deferred costs and other assets	1,570,734	1,633,544
Deferred Financing and Lease Costs
Deferred financing and lease costs, gross	576,821	528,273
Accumulated amortization	(242,484)	(219,893)
Deferred financing and lease costs, net	334,337	308,380
Amortization, included in statements of operations and comprehensive income
Amortization of deferred financing costs	27,163	28,697	27,806
Amortization of debt premiums, net of discounts	(33,504)	(8,439)	(9,066)
Amortization of deferred leasing costs	$ 43,176	$ 43,110	$ 34,801